Employee Benefits - Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation (Details) - Discount Rate (1% Movement) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ 56,768	$ (38,006)
Decrease	$ (44,575)	$ 48,004